SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 4) (USD $)	3 Months Ended											6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Operating Activities:
Net income	$ 12,519,000	$ 23,448,000	$ 20,739,000	$ 14,674,000	$ 22,106,000	$ 28,869,000	$ 18,255,000	$ 16,588,000	$ 16,730,000	$ 26,940,000	$ 11,836,000	$ 43,448,000	$ 47,816,000	$ 70,273,000	$ 69,885,000	$ 92,104,000	$ 83,904,000	$ 72,094,000	$ 63,145,000
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	4,718,000	5,465,000	5,832,000	6,095,000	6,160,000	6,218,000	3,868,000	3,229,000	3,946,000	3,732,000	3,562,000	11,297,000	10,086,000	17,140,000	16,246,000	22,857,000	22,341,000	14,469,000	15,586,000
Provision for doubtful accounts								(3,889,000)										(3,889,000)	3,038,000
Changes in operating assets and liabilities net of effects from acquisitions:	(43,353,000)	(30,444,000)	(64,948,000)	13,673,000	23,758,000	7,447,000	(7,135,000)	36,970,000	(8,386,000)	7,782,000	(4,048,000)	(94,653,000)	(15,274,000)	(126,228,000)	(8,521,000)
NET CASH USED IN OPERATING ACTIVITIES	(26,116,000)	(1,531,000)	(38,377,000)	34,442,000	52,024,000	27,640,000	14,988,000	56,526,000	12,290,000	34,826,000	11,350,000	(39,908,000)	42,628,000	(38,815,000)	94,652,000	(54,677,000)	129,094,000	114,992,000	176,824,000
Investing Activities:
Acquisition of businesses, net of cash acquired	(33,095,000)					(2,394,000)	(124,431,000)	(1,074,000)	(6,326,000)		(850,000)		(126,825,000)		(126,825,000)		(126,825,000)	(8,250,000)	(19,965,000)
Consolidation of variable interest entity								(2,000)		38,266,000								(38,264,000)
Proceeds from sales or maturities of short-term investments		10,977,000	6,957,000	279,000	16,180,000	10,867,000	30,926,000	46,057,000	33,711,000	3,148,000	76,000					25,829,000	58,252,000	82,992,000
Purchases of short-term investments								(50,766,000)	(44,171,000)	(47,990,000)	(16,019,000)	17,934,000	41,793,000	(25,829,000)	57,973,000			(158,946,000)	(8,127,000)
Purchases of property, plant and equipment	(1,423,000)	(4,901,000)	(5,249,000)	(3,127,000)	(2,026,000)	(2,135,000)	(1,440,000)	(2,239,000)	(1,936,000)	(1,532,000)	(1,171,000)	(10,150,000)	(3,575,000)	(13,244,000)	(5,601,000)	(14,226,000)	(8,728,000)	(6,878,000)	(5,332,000)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(34,518,000)	6,076,000	1,708,000	(2,848,000)	14,154,000	6,338,000	(94,945,000)	(8,024,000)	(18,722,000)	(8,108,000)	(17,964,000)	7,784,000	(88,607,000)	12,585,000	(74,453,000)	11,603,000	(77,301,000)	(52,818,000)	(33,383,000)
Financing Activities:
Principal payments on long-term debt	(4,140,000)	(138,000)	(4,136,000)	(139,000)	(142,000)	(137,000)	(4,137,000)	(135,000)	(131,000)	(61,000)	(4,214,000)	(4,274,000)	(4,274,000)	(4,411,000)	(4,416,000)	(4,549,000)	(4,555,000)	(4,541,000)	(5,970,000)
Dividends paid to shareholders		(3,208,000)		(2,406,000)	(5,080,000)			(2,405,000)	(2,407,000)	44,000		(3,208,000)		(3,208,000)	(5,080,000)	(6,417,000)	(7,486,000)	(4,812,000)	(4,811,000)
Change in restricted cash		(68,584,000)										(68,584,000)		(68,584,000)
Purchases of treasury stock							(4,000)			(3,000)			(4,000)		(4,000)		(4,000)	(3,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	21,089,000	(71,930,000)	(4,136,000)	(2,545,000)	(5,222,000)	(137,000)	(4,141,000)	(2,540,000)	(2,538,000)	(20,000)	(4,214,000)	(76,066,000)	(4,278,000)	(76,203,000)	(9,500,000)	(79,550,000)	(12,045,000)	(9,312,000)	(10,736,000)
Effect of exchange rates on cash	1,394,000	9,010,000	798,000	(12,758,000)	925,000	2,864,000	2,935,000	2,260,000	(2,940,000)	(1,708,000)	886,000	9,808,000	5,799,000	4,414,000	6,724,000	5,743,000	(6,034,000)	(1,502,000)	(1,327,000)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(38,151,000)	(58,375,000)	(40,007,000)	16,291,000	61,881,000	36,705,000	(81,163,000)	48,222,000	(11,910,000)	24,990,000	(9,942,000)	(98,382,000)	(44,458,000)	(98,019,000)	17,423,000	(116,881,000)	33,714,000	51,360,000	131,378,000
Cash and cash equivalents at the beginning of the period	212,267,000	289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	244,074,000	329,148,000	295,434,000	329,148,000	295,434,000	329,148,000	295,434,000	244,074,000		112,696,000
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	174,116,000	230,766,000	289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	230,766,000	250,976,000	231,129,000	312,857,000	212,267,000	329,148,000	295,434,000	244,074,000	112,696,000
Previously Reported
Operating Activities:
Net income		24,304,000	21,487,000	24,149,000	20,870,000	20,030,000	20,029,000	13,252,000	22,702,000	21,019,000	13,663,000	45,791,000	40,059,000		60,929,000		85,078,000	70,636,000	55,686,000
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization		5,465,000	5,832,000	6,095,000	6,160,000	6,218,000	3,868,000	3,229,000	3,946,000	3,732,000	3,562,000	11,297,000	10,086,000		16,246,000		22,341,000	14,469,000	15,586,000
Provision for doubtful accounts								(3,889,000)										(3,889,000)	3,038,000
Changes in operating assets and liabilities net of effects from acquisitions:		(31,334,000)	(65,693,000)	6,170,000	24,915,000	1,828,000	(7,744,000)	38,174,000	(15,530,000)	13,744,000	(5,881,000)	(97,027,000)	(5,916,000)		18,999,000
NET CASH USED IN OPERATING ACTIVITIES		(1,565,000)	(38,374,000)	36,414,000	51,945,000	28,076,000	16,153,000	54,394,000	11,118,000	34,867,000	11,344,000	(39,939,000)	44,229,000		96,174,000		132,588,000	111,723,000	176,033,000
Investing Activities:
Acquisition of businesses, net of cash acquired						(2,394,000)	(124,431,000)	(1,074,000)	(6,326,000)		(850,000)		(126,825,000)		(126,825,000)		(126,825,000)	(8,250,000)	(19,965,000)
Consolidation of variable interest entity								(2,000)		38,266,000								(38,264,000)
Proceeds from sales or maturities of short-term investments		10,977,000	6,957,000	279,000	16,180,000	10,867,000	30,926,000	46,057,000	33,711,000	3,148,000	76,000						58,252,000	82,992,000
Purchases of short-term investments								(50,766,000)	(44,171,000)	(47,990,000)	(16,019,000)	17,934,000	41,793,000		57,973,000			(158,946,000)	(8,127,000)
Purchases of property, plant and equipment		(4,901,000)	(5,249,000)	(3,127,000)	(2,026,000)	(2,135,000)	(1,440,000)	(2,239,000)	(1,936,000)	(1,532,000)	(1,171,000)	(10,150,000)	(3,575,000)		(5,601,000)		(8,728,000)	(6,878,000)	(5,332,000)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES		6,076,000	1,708,000	(2,848,000)	14,154,000	6,338,000	(94,945,000)	(8,024,000)	(18,722,000)	(8,108,000)	(17,964,000)	7,784,000	(88,607,000)		(74,453,000)		(77,301,000)	(52,818,000)	(33,383,000)
Financing Activities:
Principal payments on long-term debt		(138,000)	(4,136,000)	(139,000)	(142,000)	(137,000)	(4,137,000)	(135,000)	(131,000)	(61,000)	(4,214,000)	(4,274,000)	(4,274,000)		(4,416,000)		(4,555,000)	(4,541,000)	(5,970,000)
Dividends paid to shareholders		(3,208,000)		(2,406,000)	(5,080,000)			(2,405,000)	(2,407,000)	44,000		(3,208,000)			(5,080,000)		(7,486,000)	(4,812,000)	(4,811,000)
Change in restricted cash		(68,584,000)										(68,584,000)
Purchases of treasury stock							(4,000)			(3,000)			(4,000)		(4,000)		(4,000)	(3,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES		(71,930,000)	(4,136,000)	(2,545,000)	(5,222,000)	(137,000)	(4,141,000)	(2,540,000)	(2,538,000)	(20,000)	(4,214,000)	(76,066,000)	(4,278,000)		(9,500,000)		(12,045,000)	(9,312,000)	(10,736,000)
Effect of exchange rates on cash		9,044,000	795,000	(14,730,000)	1,004,000	2,428,000	1,770,000	4,392,000	(1,768,000)	(1,749,000)	892,000	9,839,000	4,198,000		5,202,000		(9,528,000)	1,767,000	(536,000)
NET DECREASE IN CASH AND CASH EQUIVALENTS		(58,375,000)	(40,007,000)	16,291,000	61,881,000	36,705,000	(81,163,000)	48,222,000	(11,910,000)	24,990,000	(9,942,000)	(98,382,000)	(44,458,000)		17,423,000		33,714,000	51,360,000	131,378,000
Cash and cash equivalents at the beginning of the period		289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	244,074,000	329,148,000	295,434,000	329,148,000	295,434,000	329,148,000	295,434,000	244,074,000		112,696,000
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD		230,766,000	289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	230,766,000	250,976,000		312,857,000		329,148,000	295,434,000	244,074,000	112,696,000
Adjustments
Operating Activities:
Net income		(856,000)	(748,000)	(9,475,000)	1,236,000	8,839,000	(1,774,000)	3,336,000	(5,972,000)	5,921,000	(1,827,000)	(2,343,000)	7,757,000		8,956,000		(1,174,000)	1,458,000	7,459,000
Adjustments to reconcile net income to net cash used in operating activities:
Changes in operating assets and liabilities net of effects from acquisitions:		890,000	745,000	7,503,000	(1,157,000)	(9,275,000)	609,000	(1,204,000)	(7,144,000)	(5,962,000)	1,833,000	2,374,000	(9,358,000)		(10,478,000)
NET CASH USED IN OPERATING ACTIVITIES		34,000	(3,000)	(1,972,000)	79,000	(436,000)	(1,165,000)	2,132,000	1,172,000	(41,000)	6,000	31,000	(1,601,000)		(1,522,000)		(3,494,000)	3,269,000	791,000
Financing Activities:
Effect of exchange rates on cash		$ (34,000)	$ 3,000	$ 1,972,000	$ (79,000)	$ 436,000	$ 1,165,000	$ (2,132,000)	$ (1,172,000)	$ 41,000	$ (6,000)	$ (31,000)	$ 1,601,000		$ 1,522,000		$ 3,494,000	$ (3,269,000)	$ (791,000)